Intangible assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 2,401
Balance at end of period	1,882
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	653
Balance at end of period	485
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,748
Balance at end of period	1,397
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	0
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,775
Effects of foreign exchange	23
Balance at end of period	3,798
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,382
Effects of foreign exchange	16
Balance at end of period	1,398
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,349
Effects of foreign exchange	6
Balance at end of period	2,355
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	44
Effects of foreign exchange	1
Balance at end of period	45
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,374)
Amortization	521
Effects of foreign exchange	(21)
Balance at end of period	(1,916)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(729)
Amortization	170
Effects of foreign exchange	(14)
Balance at end of period	(913)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(601)
Amortization	351
Effects of foreign exchange	(6)
Balance at end of period	(958)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(44)
Amortization	0
Effects of foreign exchange	(1)
Balance at end of period	$ (45)